RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
The company’s restricted cash as at December 31 is as follows:

(MILLIONS)	2023	2022
Operations	$163	$27
Credit obligations	39	30
Development projects	—	11
Total	202	68
Less: non-current	(37)	(24)
Current	$165	$44